Other Current Receivables - Summary of Other Current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
VAT	€ 3,051	€ 3,588
Receivables from National Institute for Social Security	3,823	3,187
Receivables from VITA Group		1,374
Receivables for share capital reduction	3,337
Other	6,068	2,869
Total	€ 16,279	€ 11,018